SUBSEQUENT EVENTS	12 Months Ended
Nov. 30, 2018
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
25.	SUBSEQUENT EVENTS

Subsequent to November 30, 2018, the Company:

a)

closed its private placement offering of unsecured convertible debentures raising US$2,677,750. Each debenture will mature two years from closing, will bear interest at 2% per annum, and will be convertible into units at a price of US$1.50 per unit. Each unit will consist of one common share and one share purchase warrant with each warrant entitling the holder to acquire one common share of the Company for US$1.75 for a period of two years from the closing date of the offering. The offering is subject to receipt of all necessary regulatory approvals.

b)	issued 113,334 common shares to settle US$255,000 of accounts payable.

c)	granted 461,500 stock options to certain officers, directors, and consultants of the Company with an exercise price of US$2.55 per share and a term of five years.

d)	entered into an Asset Purchase Agreement with a vendor to acquire a cloud gaming platform. In accordance with this agreement, the Company will:

•	issue 87,500 common shares to the vendor within 60 days of the execution date of the agreement (“Closing Date”);
•	pay US$500,000 within one year of the closing date or, at the option of the Company, issue the equivalent value of common shares;
•	issue a further 87,500 common shares to the vendor if the vendor is able to meet certain performance milestones.

Additionally, should the Company not be able to meet its obligations under the agreement, the vendor shall have the option to cause the Company to transfer the purchased assets to a newly formed company (“NewCo”) and purchase 50% of NewCo for US$1. If the Company does not affect the requested asset transfer to Newco, the Company will pay the vendor a royalty of 50% of the net profit of the cloud gaming platform on a quarterly basis.

e)	received $125,000 loan secured by a note payable bearing interest at 12% per annum, payable on demand.

f)

entered into an Assignment and Assumption Agreement whereby the vendor assigned all of its rights and obligations under a Master Services Agreement with a television network and its Statements of Work (“SOW”) for the Ancient Aliens game with the television network to the Company.